CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands, None in scaling factor is -9223372036854775296	Mar. 31, 2015	Mar. 31, 2014
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowances for doubtful accounts	$ 607	$ 534
Common shares, no par value
Common shares, authorized	30,000,000	30,000,000
Common shares, issued	17,031,810	17,031,810
Common shares, outstanding	16,056,239	16,056,239
Treasury stock, at cost	975,571	975,571